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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim G. Redding
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   312-377-8300
         -------------------------------

Signature, Place, and Date of Signing:

   Kim G. Redding                     Chicago, Illinois   February 14, 2005
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $1,265,316

List of Other Included Managers:

None
Kate D'Esposito
Chief Financial Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8230
F: 312-377-8299
Email: Kate@Kgredding.com



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                      FORM 13F INFORMATION TABLE

Name of Reporting Manager   K. G. REDDING & ASSOCIATES, LLC.

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
American Campus
  Communities Inc           common stock   024835100   21,017   934,500                  Sole                519,600        414,900
American Financial                                                                                           495,200        819,000
  Realty Trust              common stock   02607P305   21,264 1,314,200                  Sole                330,300        446,895
Arden Realty Inc.           common stock   039793104   29,316   777,195                  Sole                173,384         65,500
BNP Residential
  Properties, Inc.          common stock   05564T103    3,846   238,884                  Sole              1,074,300        875,400
BioMed Realty Trust, Inc    common stock   09063H107   43,303 1,949,700                  Sole
Boston Properties, Inc.     common stock   101121101    8,782   135,800                  Sole                               135,800
Brandywine Realty Trust     common stock   105368203   37,966 1,291,800                  Sole                544,300        747,500
Brookfield Properties                                                                                                       235,600
  Corporation               common stock   112900105    8,811   235,600                  Sole
CMET Finance Holdings       common stock   189758105      900     9,000                  Sole                  9,000
Camden Property Trust       common stock   133131102   38,412   753,170                  Sole                272,200        480,970
Capital Automotive REIT     common stock   139733109   47,135 1,326,817                  Sole                644,700        682,117
Catellus Development Corp   common stock   149113102    5,514   180,200                  Sole                               180,200
Comstock Homebuilding Cos                                                                                    112,400         44,900
  Inc                       common stock   205684103    3,456   157,300                  Sole
Digital Realty Trust Inc    common stock   253868103   32,576 2,418,400                  Sole              1,124,000      1,294,400
Essex Property Trust,
  Inc.                      common stock   297178105    3,587    42,800                  Sole                                42,800
First Potomac Realty
  Trust                     common stock   33610F109   31,465 1,380,049                  Sole                748,200        631,849
Glenborough Realty Trust
  Inc                       common stock   37803P105   47,738 2,243,346                  Sole              1,010,400      1,232,946
Gramercy Capital Corp       common stock   384871109    3,496   169,700                  Sole
Gramercy Capital Corp -                                                                                      118,400         51,300
  Restricted                common stock   384871109    7,555   375,000                  Sole                263,500        111,500
Great Wolf Resorts inc      common stock   391523107    3,717   166,400                  Sole                109,300         57,100
Heritage Property           common stock   42725M107    8,883   276,800                  Sole                               276,800
Hersha Hospitality
  Trust                     common stock   427825104   23,066 2,014,498                  Sole              1,159,800        854,698
Hilton Hotels Corporation   common stock   432848109   41,541 1,826,800                  Sole                776,700      1,050,100
Host Marriott Corporation   common stock   44107P104   10,598   612,600                  Sole                               612,600
I-Star Financial Inc.       common stock   45031U101   39,992   883,600                  Sole                364,200        519,400
Las Vegas Sands Corp        common stock   517834107    5,712   119,000                  Sole                 76,200         42,800
Levitt Corp                 common stock   52742P108   25,957   849,100                  Sole                474,100        375,000
Mack-Cali Realty
  Corporation               common stock   554489104   48,289 1,049,066                  Sole                461,500        587,566
Mills Corporation           common stock   601148109   73,459 1,152,120                  Sole                467,600        684,520
New Century Financial       common stock   6435EV108      582     9,100                  Sole                  9,100
Omega Healthcare
  Investors, Inc.           common stock   681936100   34,107 2,890,386                  Sole              1,310,300      1,580,086


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
      COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------------- --------- --------- --------- ----- ------ ------------ ---------- ------ -------- ------
People's Choice
  Financial Corp           common stock   71085T105     3,000   300,000                  Sole                228,600         71,400
ProLogis Trust             common stock   743410102    59,856 1,381,392                  Sole                525,672        855,720
Public Storage, Inc.       common stock   74460D109     9,689   173,800                  Sole                               173,800
Ramco-Gershenson
  Properties Trust         common stock   751452202    45,888 1,422,889                  Sole                593,800        829,089
Reckson Associates Realty  common stock   75621K106    42,078 1,282,480                  Sole                510,800        771,680
SL Green Realty Corp.      common stock   78440X101    52,504   867,116                  Sole                332,500        534,616
Simon Property Group,
  Inc.                     common stock   828806109   111,325 1,721,430                  Sole                701,200      1,020,230
St. Joe Company            common stock   790148100     4,866    75,800                  Sole                 49,800         26,000
Starwood Hotels & Resorts  common stock   85590A203    85,591 1,465,600                  Sole                595,000        870,600
Sunrise Senior Living
  REIT - Restricted        common stock   86770Q208       610    75,000                  Sole                 52,700         22,300

U-Store-It Trust           common stock   91274F104    31,520 1,816,700                  Sole                856,400        960,300
United Dominion Realty
  Trust, Inc.              common stock   910197102    45,347 1,828,493                  Sole                699,400      1,129,093
Vornado Realty Trust       common stock   929042109    61,002   801,290                  Sole                343,500        457,790


                                                    1,265,316

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